COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Abstract]
Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases
Future minimum lease payments under non-cancelable operating leases for the years ended December 31, are as follows:

2018	$742
2019	278
2020	285
2021	243

$1,548